Segment Information - Net Revenue from Customers Representing at Least 10% of Total Revenue (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of major customers [Line Items]
Net revenue	$ 22,695,909	$ 692,159	$ 21,356,228	$ 23,517,064
Percentage of total revenue	100.00%	100.00%	100.00%	100.00%
Customer A [member]
Disclosure of major customers [Line Items]
Net revenue	$ 5,376,979		$ 5,251,529	$ 4,705,064
Percentage of total revenue	24.00%	24.00%	25.00%	20.00%
Customer B [Member]
Disclosure of major customers [Line Items]
Net revenue	$ 2,604,235		$ 2,834,188	$ 1,868,583
Percentage of total revenue	11.00%	11.00%	13.00%	8.00%
Customer K [member]
Disclosure of major customers [Line Items]
Net revenue	$ 2,487,062		$ 1,787,471	$ 1,830,076
Percentage of total revenue	11.00%	11.00%	8.00%	8.00%
Customer M [Member]
Disclosure of major customers [Line Items]
Net revenue	$ 1,438,991		$ 1,320,905	$ 2,278,645
Percentage of total revenue	6.00%	6.00%	6.00%	10.00%